APPENDIX I.
                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form.
                             Please print or type.

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1.      Name and address of issuer:

        Nationwide Separate Account Trust
        One Nationwide Plaza
        Columbus, OH 43215

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2.      Name of each series or class of funds for which this notice is filed:

        Small Company Fund                      Money Market Fund
        Capital Appreciation Fund
        Total Return Fund
        Government Bond Fund

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3.      Investment Company Act File Number:  811-3213

        Securities Act File Number:  2-73024

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4.      Last day of fiscal year for which this notice is filed: 12/31/96

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5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                [ ]

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6. Date of termination of Issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):


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7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                        NONE

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8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                        NONE

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9. Number and aggregate sale price of securities sold during the fiscal year:

        8,937,957 ; 9,861,478

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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

        8,937,957 ; 9,861,478
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11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction 8.7):

        404,511 ; 611,361

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12.     Calculation of registration fee:

        (i)   Aggregate sale price of securities sold during
              the fiscal year in reliance on rule 24f-2
              (from Item 10):                                     $   9,861,478
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        (ii)  Aggregate price of shares issued in connection
              with dividend reinvestment plans (from Item 11,
              if applicable):                                     +     611.361
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        (iii) Aggregate price of shares redeemed or repurchased
              during the fiscal year (if applicable):             -   9,233,809
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        (iv)  Aggregate price of shares redeemed or repurchased
              and previously applied as a reduction to filing
              fees pursuant to rule 24e-2 (if applicable):        +         -0-
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        (v)   Net aggregate price of securities sold and issued
              during the fiscal year in reliance on rule
              24f-2 [line (i), plus line (ii), less line (iii),
              plus line (iv)] (if applicable):                        1,239,029
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        (vi)  Multiplier prescribed by Section 6(b) of the
              Securities Act of 1933 or other applicable
              law or regulation (see Instruction C.6):            x      1/3300
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        (vii) Fee due [line (i) or line (v) multiplied
              by line (vi)]:                                                375
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INSTRUCTION:  Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the Issuer's fiscal year. See Instruction C.3.

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13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                           [X]

        Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                                              2/26/97

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                                   SIGNATURES

        This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


        By (Signature and Title)*  --------------------------------------------
                                   William G. Goslee, Assistant Treasurer
                                   --------------------------------------------

        Date    2/26/97
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 * Please print the name and title of the signing officer below the signature.
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                      [DRUEN, RATH & DIETRICH LETTERHEAD]



February 26, 1997

The United States Securities
  and Exchange Commission
Judiciary Plaza
450 W. 5th. Street
Washington, D.C. 20549

Re: Rule 24f-2 Notice for Nationwide Separate Account Trust (SEC '33 Act File
    No. 2-73024; '40 Act File No. 811-3213)

Gentlemen and Ladies:

We are counsel to Nationwide Separate Account Trust and it is our opinion that the shares of beneficial interest of Nationwide Separate Account Trust-Total Return Fund, Government Bond Fund, Money Market Fund, Capital Appreciation Fund and Small Company Fund, the registration of which the attached Rule 24f-2 Notice makes definite in number, were legally issued, fully paid and non-assessable.

Very truly yours,

DRUEN, RATH & DIETRICH

/s/ Druen, Rath & Dietrich

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